Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities without DPF (Details) - Investment contract liabilities without DPF - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Measured at fair value
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	$ 3	$ 3
Deposits	0	0
Interest	0	0
Withdrawals	0	0
Fees	0	0
Other	0	0
Foreign exchange rate movements	(1)	0
Ending balance	2	3
Measured at amortized cost
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	2,646	2,517
Deposits	360	483
Interest	57	53
Withdrawals	(464)	(420)
Fees	(6)	(8)
Other	20	21
Foreign exchange rate movements	(1)	0
Ending balance	$ 2,612	$ 2,646